Summary of Significant Accounting Policies (Policies) - SAP America, Inc. 401(k) Plan	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting
(a)	Basis of Accounting
The accompanying financial statements are prepared on the accrual basis of accounting.
Use of Estimates
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
(c)	Investment Valuation and Income Recognition

Plan investments are reported at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Benefit Committee determines the Plan’s valuation policies utilizing information provided by the investment advisers and trustee. See note 3 for discussion of fair value measurements.

Purchases and sales of securities are recorded on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Contributions
(d)	Contributions
Contributions from Plan participants and the matching contributions from the Employer are recorded in the year in which the employee contributions are withheld from compensation.
Notes Receivable from Participants
(e)	Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Interest income is recorded on the accrual basis. Delinquent notes receivable from a participant are reclassified as distributions based upon the terms of the Plan document.

Payment of Benefits
(f)	Payment of Benefits
Benefits are recorded when paid.
Subsequent Events
(g)	Subsequent Events
The Plan has evaluated subsequent events through June 10, 2026, the date the financial statements were available to be issued.